================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment               [ ]   Amendment Number :
                                                                ------
This Amendment (Check only one.):     [ ]   is a restatement
                                      [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       BP Capital Management, L.P.
Address:    260 Preston Commons West
            8117 Preston Road
            Dallas, Texas 75225


Form 13F File Number: 28-10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Robert L. Stillwell
Title:      Managing Director
Phone:      (214) 265-4165


Signature, Place, and Date of Signing:

        /s/ Robert L. Stillwell            Dallas, TX          August 14, 2008
   -------------------------------     ------------------     ----------------
      (Signature)                        (City, State)             (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
                                            ----------------------
Form 13F Information Table Entry Total:              27
                                            ----------------------
Form 13F Information Table Value Total:           2,121,389        (thousands)
                                            ----------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number            Name
----------  -----------------------------   -------------------------------
1           28-12876                        TBP Investments Management, LLC

                           FORM 13F INFORMATION TABLE

            COLUMN 1           COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5           COLUMN 6  COLUMN 7        COLUMN 8
---------------------------  ------------- ----------- --------- ------------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                               TITLE OF                  VALUE    SHRS OR                  INVESTMENT  OTHER   ---------------------
         NAME OF ISSUER          CLASS       CUSIP      (X1000)   PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
---------------------------  ------------- ----------- --------- --------- ------ -------- ---------- -------- ----- ---------- ----
ABB Ltd.                     SPONSORED ADR 000375-20-4    78922  2,786,802   SH      N/A     DEFINED     1       0    2,786,802  0
BPZ RESOURCES INC                 COM      055639-10-8    10290    350,000   SH      N/A     DEFINED     1       0      350,000  0
CHESAPEAKE ENERGY CORP            COM      165167-10-7   121243  1,838,129   SH      N/A     DEFINED     1       0    1,838,129  0
CHEVRON CORP NEW                  COM      166764-10-0    44776    451,688   SH      N/A     DEFINED     1       0      451,688  0
CLEAN ENERGY FUELS CORP           COM      184499-10-1     4555    396,464   SH      N/A     DEFINED     1       0      396,464  0
DENBURY RESOURCES INC NEW       COM NEW    247916-20-8   115319  3,159,433   SH      N/A     DEFINED     1       0    3,159,433  0
DEVON ENERGY CORP NEW             COM      25179M-10-3   101649    845,946   SH      N/A     DEFINED     1       0      845,946  0
DRESSER-RAND GROUP INC            COM      261608-10-3    38020    972,375   SH      N/A     DEFINED     1       0      972,375  0
EOG RES INC                       COM      26875P-10-1    42281    322,266   SH      N/A     DEFINED     1       0      322,266  0
FLUOR CORP NEW                    COM      343412-10-2   116910    628,276   SH      N/A     DEFINED     1       0      628,276  0
FOSTER WHEELER LTD              SHS NEW    G36535-13-9    54726    748,137   SH      N/A     DEFINED     1       0      748,137  0
GREENBRIER COMPANIES  INC         COM      393657-10-1    12117    596,910   SH      N/A     DEFINED     1       0      596,910  0
HALLIBURTON CO                    COM      406216-10-1   129887  2,447,470   SH      N/A     DEFINED     1       0    2,447,470  0
INTEROIL CORP                     COM      460951-10-6    27406    951,616   SH      N/A     DEFINED     1       0      951,616  0
JACOBS ENGR GROUP INC DEL         COM      469814-10-7    75409    934,433   SH      N/A     DEFINED     1       0      934,433  0
KBR INC                           COM      48242W-10-6    22447    643,006   SH      N/A     DEFINED     1       0      643,006  0
MCMORAN EXPLORATION CO            COM      582411-10-4    28799  1,046,469   SH      N/A     DEFINED     1       0    1,046,469  0
OCCIDENTAL PETE CORP DEL          COM      674599-10-5   184697  2,055,382   SH      N/A     DEFINED     1       0    2,055,382  0
SANDRIDGE ENERGY INC              COM      80007P-30-7    68144  1,055,185   SH      N/A     DEFINED     1       0    1,055,185  0
SCHLUMBERGER LTD                  COM      806857-10-8   138186  1,286,291   SH      N/A     DEFINED     1       0    1,286,291  0
SHAW GROUP INC                    COM      820280-10-5    49781    805,641   SH      N/A     DEFINED     1       0      805,641  0
SUNCOR ENERGY INC                 COM      867229-10-6   147112  2,583,949   SH      N/A     DEFINED     1       0    2,583,949  0
TALISMAN ENERGY INC               COM      87425E-10-3    78630  3,627,183   SH      N/A     DEFINED     1       0    3,627,183  0
TENARIS SA                   SPONSORED ADR 88031M-10-9    82426  1,106,394   SH      N/A     DEFINED     1       0    1,106,394  0
TRANSOCEAN INC NEW                SHS      G90073-10-0   170166  1,116,650   SH      N/A     DEFINED     1       0    1,116,650  0
WEATHERFORD INTERNATIONAL LT      COM      G95089-10-1    95648  1,928,785   SH      N/A     DEFINED     1       0    1,928,785  0
XTO ENERGY INC                    COM      98385X-10-6    81843  1,194,614   SH      N/A     DEFINED     1       0    1,194,614  0